Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	€ 5,699
Gross lease liabilities		1,533	[1],[3]	€ 357
Short-term debt	[1],[3]	92
Derivative liabilities	[1],[3]	192
Purchase obligations	[1],[3],[4]	822
Trade and other current payables		2,089	[1],[3]	2,303
Contractual cash obligations, total	[1],[3]	10,427
Later than five years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	3,932
Gross lease liabilities		543	[1],[3]	52
Purchase obligations	[1],[3],[4]	48
Contractual cash obligations, total	[1],[3]	4,523
Later than one year and not later than three years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	293
Gross lease liabilities	[1],[3]	438
Derivative liabilities	[1],[3]	1
Purchase obligations	[1],[3],[4]	344
Contractual cash obligations, total	[1],[3]	1,075
Later than three years and not later than five years [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	1,218
Gross lease liabilities	[1],[3]	261
Derivative liabilities	[1],[3]	123
Purchase obligations	[1],[3],[4]	61
Contractual cash obligations, total	[1],[3]	1,662
Not later than one year [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2],[3]	256
Gross lease liabilities		292	[1],[3]	€ 100
Short-term debt	[1],[3]	92
Derivative liabilities	[1],[3]	68
Purchase obligations	[1],[3],[4]	370
Trade and other current payables	[1],[3]	2,089
Contractual cash obligations, total	[1],[3]	€ 3,167

[1]	Amounts in this table are undiscounted
[2]	Long-term debt includes interest and the current portion of long-term debt and excludes lease obligations.
[3]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement
[4]	Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.